UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:   12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Strategic Investing Long-Short Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares			Market Value

	COMMON STOCK - 30.0%
	AUTO PARTS & EQUIPMENT - 2.7%
350	BorgWarner, Inc. *		$ 25,326

	CHEMICALS - 2.9%
470	Sociedad Quimica y Minera de Chile SA - ADR		27,458

	COMPUTERS - 2.7%
340	Infosys Technologies Ltd. - ADR		25,867

	MACHINERY - CONSTRUCTION & MINING - 5.4%
270	Caterpillar, Inc.		25,288
300	Joy Global, Inc.		26,025
			51,313
	MACHINERY - DIVERSIFIED - 5.5%
780	Chart Industries, Inc. *		26,348
230	Cummins, Inc.		25,302
			51,650
	OIL & GAS - 2.7%
380	ConocoPhillips		25,878

	OIL & GAS SERVICES - 2.6%
400	Lufkin Industries, Inc.		24,956

	RETAIL - 2.8%
1,175	Gap, Inc.		26,015

	SEMICONDUCTORS - 2.7%
675	Cavium Networks, Inc. *		25,434

	TOTAL COMMON STOCK (Cost - $273,737)		283,897

	SHORT-TERM INVESTMENTS - 71.4%
	MONEY MARKET FUND - 71.4%
673,122	AIM STIT-Government & Agency Portfolio, 0.02% ** (Cost - $673,122)		673,122

	TOTAL INVESTMENTS - 101.4% (Cost - $946,859) (a)		$ 957,019
	OTHER LIABILITIES LESS ASSETS - (1.4) %		(13,728)
	NET ASSETS - 100.00%		$ 943,291

*	Non-Income producing security.
**	Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2010.
ADR	American Depositary Receipt.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 10,160
		Unrealized depreciation	-
		Net unrealized appreciation	$ 10,160

Strategic Investing Long-Short Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 283,897	$ -	$ -	$ 283,897
Money Market Funds	-	673,122	-	673,122
Total	$ 283,897	$ 673,122	$ -	$ 957,019

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/1/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/1/11